UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-22518

Nuveen Short Duration Credit Opportunities Fund
(Exact name of registrant as specified in charter)
333 West Wacker Drive, Chicago, Illinois 60606
(Address of principal executive offices) (Zip code)
Kevin J. McCarthy—Vice President and Secretary 333 West Wacker Drive, Chicago, Illinois 60606
(Name and address of agent for service)
Registrant’s telephone number, including area code:		312-917-7700
Date of fiscal year end:	7/31
Date of reporting period:	10/31/14

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments

Portfolio of Investments
Nuveen Short Duration Credit Opportunities Fund (JSD)
October 31, 2014 (Unaudited)

Principal
Amount (000)	Description (1)	Coupon (4)	Maturity (2)	Ratings (3)	Value
	LONG-TERM INVESTMENTS - 140.1% (95.8% of Total Investments) (4)
	VARIABLE RATE SENIOR LOAN INTERESTS - 119.7% (81.9% of Total Investments) (4)
	Aerospace & Defense - 0.6% (0.4% of Total Investments)
$ 1,228	Sequa Corporation, Term Loan B	5.250%	6/19/17	B-	$ 1,171,017
	Airlines - 5.0% (3.4% of Total Investments)
1,750	American Airlines, Inc., Term Loan B, First Lien	4.250%	10/08/21	Ba2	1,745,188
988	American Airlines, Inc., Term Loan	3.750%	6/27/19	Ba2	975,156
3,144	Delta Air Lines, Inc., Term Loan B1	3.250%	10/18/18	BBB-	3,085,704
983	Delta Air Lines, Inc., Term Loan B2	2.403%	4/18/16	Ba1	976,359
1,935	Delta Air Lines, Inc., Term Loan B	3.250%	4/20/17	BBB-	1,924,454
990	US Airways, Inc., Term Loan B1	3.500%	5/23/19	Ba2	968,344
9,790	Total Airlines				9,675,205
	Automobiles - 2.3% (1.6% of Total Investments)
995	Chrysler Group LLC, Tranche B, Term Loan	3.250%	12/31/18	BB+	987,227
2,784	Formula One Group, Term Loan, First Lien	4.750%	7/30/21	B	2,762,342
750	Formula One Group, Term Loan, Second Lien	7.750%	7/29/22	CCC+	749,531
4,529	Total Automobiles				4,499,100
	Building Products - 0.6% (0.4% of Total Investments)
1,200	Gates Global LLC, Term Loan	4.250%	7/03/21	B+	1,188,322
	Chemicals - 1.1% (0.8% of Total Investments)
1,172	Ineos US Finance LLC, Cash Dollar, Term Loan	3.750%	5/04/18	BB-	1,156,698
978	Mineral Technologies, Inc., Term Loan B, First Lien	4.000%	5/07/21	BB	973,256
2,150	Total Chemicals				2,129,954
	Commercial Services & Supplies - 2.4% (1.7% of Total Investments)
488	HMH Holdings, Inc., Term Loan, First Lien	4.250%	5/22/18	B1	486,281
1,937	iQor US, Inc., Term Loan, First Lien	6.000%	4/01/21	B	1,796,111
500	iQor US, Inc., Term Loan, Second Lien	9.750%	4/01/22	CCC+	441,250
1,995	Millennium Laboratories, Inc., Tranche B, Term Loan	5.250%	4/16/21	B+	1,998,741
4,920	Total Commercial Services & Supplies				4,722,383
	Communications Equipment - 1.6% (1.1% of Total Investments)
1,483	Avaya, Inc., Term Loan B3	4.652%	10/26/17	B1	1,436,396
496	Avaya, Inc., Term Loan B6	6.500%	3/31/18	B1	492,784
1,149	Telesat Canada Inc., Term Loan B	3.500%	3/28/19	BB-	1,133,930
3,128	Total Communications Equipment				3,063,110
	Computers & Peripherals - 2.6% (1.8% of Total Investments)
4,950	Dell, Inc., Term Loan B	4.500%	4/29/20	BB+	4,963,781
	Containers & Packaging - 1.2% (0.8% of Total Investments)
1,097	BWAY Holding Company, Term Loan B, First Lien	5.500%	8/14/20	B2	1,102,736
1,126	Reynolds Group Holdings, Inc., Incremental US Term Loan, First Lien	4.000%	12/01/18	B+	1,121,483
2,223	Total Containers & Packaging				2,224,219
	Diversified Consumer Services - 5.7% (3.9% of Total Investments)
2,010	Cengage Learning Acquisitions, Inc., Exit Term Loan	7.000%	3/31/20	B+	2,016,145
2,571	Harland Clarke Holdings Corporation, Term Loan B3	7.000%	5/22/18	B+	2,601,812
2,737	Hilton Hotels Corporation, Term Loan B2	3.500%	10/25/20	BB+	2,713,751
1,160	Laureate Education, Inc., Term Loan B	5.000%	6/15/18	B	1,122,161
885	New Albertson’s, Inc., Term Loan	4.750%	6/24/21	Ba3	875,769
1,679	ServiceMaster Company, Term Loan	4.250%	7/01/21	B+	1,665,618
11,042	Total Diversified Consumer Services				10,995,256
	Diversified Financial Services - 0.6% (0.4% of Total Investments)
497	Ocwen Financial Corporation, Term Loan B	5.000%	2/15/18	B1	480,698
741	RCS Capital, Term Loan	6.500%	4/29/19	B+	734,607
1,238	Total Diversified Financial Services				1,215,305
	Diversified Telecommunication Services - 6.2% (4.2% of Total Investments)
865	Greeneden U.S. Holdings II LLC, Term Loan B	4.000%	2/08/20	B	854,013
2,000	Level 3 Financing, Inc., Term Loan B, First Lien, WI/DD	TBD	TBD	BB+	2,009,376
1,459	Presidio, Inc., Term Loan B	5.000%	3/31/17	B+	1,459,499
998	SBA Communication, Incremental Term Loan, Tranche B1	3.250%	3/24/21	BB	981,707
998	TelX Group, Inc., Initial Term Loan, First Lien	4.500%	4/09/20	B1	988,772
3,685	WideOpenWest Finance LLC, Term Loan B	4.750%	4/01/19	Ba3	3,687,002
740	Ziggo N.V., Term Loan B1	3.250%	1/15/22	BB-	721,415
477	Ziggo N.V., Term Loan B2	3.210%	1/15/22	BB-	464,893
784	Ziggo N.V., Term Loan B3, Delayed Draw, (5)	2.750%	1/15/22	BB-	764,584
12,006	Total Diversified Telecommunication Services				11,931,261
	ElectronicEquipment, Instruments & Comp - 0.6% (0.4% of Total Investments)
1,142	SMART Modular Technologies, Inc., Term Loan B	8.250%	8/26/17	B	1,136,431
	Energy Equipment & Services - 1.5% (1.0% of Total Investments)
2,218	Drill Rigs Holdings, Inc., Tranche B1, Term Loan	6.000%	3/31/21	B+	2,130,318
766	Offshore Group Investment Limited, Term Loan B	5.000%	10/25/17	B-	720,040
2,984	Total Energy Equipment & Services				2,850,358
	Food & Staples Retailing - 7.8% (5.4% of Total Investments)
2,479	Albertson’s LLC, Term Loan B2	4.750%	3/21/19	BB-	2,476,942
9,000	Albertson’s LLC, Term Loan B4	4.500%	8/25/21	BB-	9,011,871
496	BJ’s Wholesale Club, Inc., Replacement Loan, First Lien	4.500%	9/26/19	B-	491,465
250	BJ’s Wholesale Club, Inc., Replacement Loan, Second Lien	8.500%	3/26/20	CCC	250,750
993	Del Monte Foods Company, Term Loan, First Lien	4.253%	2/18/21	B	934,191
1,000	Rite Aid Corporation, Tranche 2, Term Loan, Second Lien	4.875%	6/21/21	B	1,002,813
981	Supervalu, Inc., New Term Loan	4.500%	3/21/19	B+	968,756
15,199	Total Food & Staples Retailing				15,136,788
	Food Products - 5.1% (3.5% of Total Investments)
2,271	H.J Heinz Company, Term Loan B2	3.500%	6/05/20	BB	2,259,894
3,000	Jacobs Douwe Egberts, Term Loan B	3.500%	7/23/21	BB	2,962,500
3,397	US Foods, Inc., Incremental Term Loan	4.500%	3/31/19	B2	3,392,047
1,331	Wilton Products, Inc., Tranche B, Term Loan	7.500%	8/30/18	B-	1,258,095
9,999	Total Food Products				9,872,536
	Health Care Equipment & Supplies - 4.8% (3.3% of Total Investments)
874	Ardent Medical Services, Inc., Term Loan, First Lien	6.750%	7/02/18	B+	877,007
714	Ardent Medical Services, Inc., Term Loan, Second Lien	11.000%	1/02/19	CCC+	717,411
1,803	ConvaTec, Inc., Dollar Term Loan	4.000%	12/22/16	Ba3	1,793,239
1,817	Kinetic Concepts, Inc., Term Loan D1, DD1	4.000%	5/04/18	BB-	1,807,222
3,183	Onex Carestream Finance LP, Term Loan, First Lien	5.000%	6/07/19	B+	3,190,646
973	Onex Carestream Finance LP, Term Loan, Second Lien	9.500%	12/07/19	B-	965,754
9,364	Total Health Care Equipment & Supplies				9,351,279
	Health Care Providers & Services - 7.3% (5.0% of Total Investments)
1,595	Amsurg Corporation, Term Loan	3.750%	7/16/21	Ba2	1,585,859
313	BioScrip, Inc., Delayed Draw, Term Loan	6.500%	7/31/20	B1	315,079
522	BioScrip, Inc., Initial Term Loan B	6.500%	7/31/20	B1	525,132
1,622	Community Health Systems, Inc., Term Loan D	4.250%	1/27/21	BB	1,625,430
50	Community Health Systems, Inc., Term Loan E	3.485%	1/25/17	BB	49,875
995	CRC Health Corporation, First Lien	5.250%	3/29/21	B1	998,109
2,699	Drumm Investors LLC, Term Loan	6.750%	5/04/18	B	2,724,466
806	Genesis Healthcare LLC, Term Loan	10.000%	12/04/17	B	839,985
983	Heartland Dental Care, Inc., Term Loan, First Lien	5.500%	12/21/18	B1	982,522
500	Heartland Dental Care, Inc., Term Loan, Second Lien	9.750%	6/21/19	CCC+	502,812
1,210	IASIS Healthcare LLC, Term Loan B2, First Lien	4.500%	5/03/18	Ba3	1,210,792
868	LHP Operations Co. LLC, Term Loan B	9.000%	7/03/18	B-	835,858
541	National Mentor Holdings, Inc., Term Loan B	4.750%	1/31/21	B1	537,541
985	One Call Care Management, Inc., Term Loan B	5.000%	11/27/20	B1	984,077
459	Skilled Healthcare Group, Inc., Term Loan	7.000%	4/09/16	B	459,868
14,148	Total Health Care Providers & Services				14,177,405
	Health Care Technology - 0.4% (0.3% of Total Investments)
798	Catalent Pharma Solutions, Inc., Term Loan	4.500%	5/20/21	BB	798,143
	Hotels, Restaurants & Leisure - 6.5% (4.4% of Total Investments)
4,222	Burger King Corporation, Term Loan B, First Lien	4.500%	10/27/21	B+	4,225,448
2,228	CCM Merger, Inc., Term Loan B	4.500%	8/08/21	B+	2,222,820
2,273	CityCenter Holdings LLC, Term Loan	4.250%	10/16/20	B	2,262,933
2,000	Scientific Games Corporation, Term Loan B2	6.000%	10/01/21	BB-	1,961,562
1,908	Station Casino LLC, Term Loan B	4.250%	3/02/20	B1	1,883,789
12,631	Total Hotels, Restaurants & Leisure				12,556,552
	Industrial Conglomerates - 0.5% (0.3% of Total Investments)
993	Brand Energy & Infrastructure Services, Inc., Initial Term Loan	4.750%	11/26/20	B1	987,041
	Insurance - 1.3% (0.9% of Total Investments)
611	Hub International Holdings, Inc., Initial Term Loan	4.250%	10/02/20	B1	603,509
1,965	USI Holdings Corporation, Initial Term Loan	4.250%	12/27/19	B1	1,945,498
2,576	Total Insurance				2,549,007
	Internet & Catalog Retail - 1.6% (1.1% of Total Investments)
3,000	Travelport LLC, Term Loan B, First Lien	6.000%	9/02/21	B2	2,995,125
	Internet Software & Services - 1.7% (1.2% of Total Investments)
722	Ancestry.com, Inc., Replacement Term Loan B1	4.500%	12/28/18	Ba2	719,765
116	Sabre Inc., Term Loan C	3.500%	2/18/18	Ba3	115,594
2,456	Sabre Inc., Term Loan	4.000%	2/18/19	Ba3	2,423,398
3,294	Total Internet Software & Services				3,258,757
	IT Services - 3.1% (2.1% of Total Investments)
3,688	EIG Investors Corp., Term Loan	5.000%	11/09/19	B	3,688,068
446	VFH Parent LLC, New Term Loan	5.774%	11/08/19	N/R	446,263
1,949	Zayo Group LLC, Term Loan B	4.000%	7/02/19	B1	1,934,383
6,083	Total IT Services				6,068,714
	Leisure Equipment & Products - 2.9% (2.0% of Total Investments)
1,995	24 Hour Fitness Worldwide, Inc., Term Loan B	4.750%	5/28/21	Ba3	1,983,768
2,263	Bombardier Recreational Products, Inc., Term Loan	4.000%	1/30/19	B+	2,227,783
1,478	Equinox Holdings, Inc., New Initial Term Loan B	4.250%	1/31/20	Ba3	1,464,573
5,736	Total Leisure Equipment & Products				5,676,124
	Machinery - 0.9% (0.6% of Total Investments)
1,330	Doosan Infracore International, Inc., Term Loan	4.500%	5/27/21	BB-	1,332,770
430	TNT Crane and Rigging Inc., Initial Term Loan, First Lien	5.500%	11/27/20	B1	431,919
1,760	Total Machinery				1,764,689
	Media - 10.4% (7.1% of Total Investments)
714	Acosta, Inc., Term Loan	5.000%	9/26/21	B1	715,027
28	Advantage Sales & Marketing, Inc., Delayed Draw, Term Loan, (5)	3.750%	7/23/21	B1	27,673
837	Advantage Sales & Marketing, Inc., Term Loan, First Lien	4.250%	7/25/21	B1	830,191
750	Advantage Sales & Marketing, Inc., Term Loan, Second Lien	7.500%	7/25/22	CCC+	747,812
500	Affinion Group Holdings, Inc., Initial Term Loan, Second Lien	8.500%	10/31/18	B3	467,875
499	Catalina Marketing Corporation, Term Loan, First Lien	4.500%	4/09/21	B+	483,164
500	Catalina Marketing Corporation, Term Loan, Second Lien	7.750%	4/11/22	CCC+	478,125
662	Clear Channel Communications, Inc., Tranche D, Term Loan	6.904%	1/30/19	CCC+	627,125
1,633	Clear Channel Communications, Inc.,Term Loan E	7.654%	7/30/19	CCC+	1,581,929
2,894	Cumulus Media, Inc., Term Loan B	4.250%	12/23/20	B+	2,857,361
1,359	Emerald Expositions Holdings, Inc., Term Loan, First Lien	4.750%	6/17/20	BB-	1,359,111
499	Gray Television, Inc., Initial Term Loan	3.750%	6/13/21	BB	494,282
748	IMG Worldwide, Inc., First Lien	5.250%	5/06/21	B1	738,150
998	Interactive Data Corporation, Term Loan B	4.750%	5/02/21	B+	998,747
1,263	McGraw-Hill Education Holdings LLC, Refinancing Term Loan	5.750%	3/22/19	B+	1,268,728
993	McGraw-Hill Education Holdings LLC, Term Loan B	6.250%	12/18/19	B+	995,395
907	Media General, Inc., Delayed Draw, Term Loan	4.250%	7/31/20	BB-	903,008
536	Numericable Group S.A., Term Loan B1	4.500%	5/21/20	Ba3	538,021
464	Numericable Group S.A., Term Loan B2	4.500%	5/21/20	Ba3	465,461
967	Radio One, Inc., Term Loan B, First Lien	7.500%	3/31/16	B+	974,458
810	Springer Science & Business Media, Inc., Term Loan B3	4.750%	8/14/20	B	804,974
1,844	Tribune Company, Term Loan B	4.000%	12/27/20	BB+	1,833,854
20,405	Total Media				20,190,471
	Multiline Retail - 0.3% (0.2% of Total Investments)
623	J.C. Penney Corporation, Inc., Term Loan	5.000%	6/20/19	B	610,385
	Oil, Gas & Consumable Fuels - 3.0% (2.1% of Total Investments)
1,544	Crestwood Holdings LLC, Term Loan B	7.000%	6/19/19	B	1,545,223
1,496	Energy and Exploration Partners, Term Loan	7.750%	1/22/19	N/R	1,379,355
1,389	Fieldwood Energy LLC, Term Loan, Second Lien	8.375%	9/30/20	B2	1,342,694
135	Samson Investment Company, Tranche 1, Term Loan, Second Lien	5.000%	9/25/18	B1	125,476
933	Seadrill Partners LLC, Initial Term Loan	4.000%	2/21/21	BB-	885,714
243	Southcross Energy Partners L.P., Opco Term Loan	5.250%	8/04/21	B1	242,684
365	Southcross Holdings Borrower L.P., Holdco Term Loan	6.000%	8/04/21	B2	361,518
6,105	Total Oil, Gas & Consumable Fuels				5,882,664
	Pharmaceuticals - 8.3% (5.7% of Total Investments)
2,278	Auxilium Pharmaceuticals, Inc., Term Loan	6.250%	4/26/17	Ba3	2,289,654
790	Generic Drug Holdings, Inc., Term Loan B	5.000%	8/16/20	B1	791,975
1,493	Grifols, Inc., Term Loan	3.154%	2/27/21	Ba1	1,475,030
998	Patheon, Inc., Term Loan B	4.250%	3/11/21	B	971,850
2,417	Pharmaceutical Product Development, Inc., Term Loan B, First Lien	4.000%	12/01/18	Ba3	2,403,189
990	Pharmaceutical Research Associates, Inc., Term Loan	4.500%	9/23/20	B1	980,100
1,934	Quintiles Transnational Corp., Term Loan B3	3.750%	6/08/18	BB	1,919,593
966	Therakos, Inc., Term Loan, First Lien	7.500%	12/27/17	B	969,338
2,381	Valeant Pharmaceuticals International, Inc., Term Loan E	3.500%	8/05/20	Ba1	2,365,709
1,914	Valeant Pharmaceuticals International, Inc., Tranche B, Term Loan D2	3.500%	2/13/19	Ba1	1,900,698
16,161	Total Pharmaceuticals				16,067,136
	Professional Services - 0.5% (0.3% of Total Investments)
473	Ceridian Corporation, Term Loan B1	4.121%	5/01/17	B1	473,267
493	Ceridian Corporation, Term Loan B2	4.500%	9/15/20	B1	490,062
966	Total Professional Services				963,329
	Real Estate Investment Trust - 2.6% (1.8% of Total Investments)
1,970	Realogy Corporation, Initial Term Loan B	3.750%	3/05/20	BB	1,951,889
55	Realogy Corporation, Synthetic Letter of Credit	6.773%	10/10/16	BB	53,930
990	Starwood Property Trust, Inc., Term Loan B	3.500%	4/17/20	BB+	968,913
2,246	Walter Investment Management Corporation, Tranche B, Term Loan, First Lien	4.750%	12/18/20	B+	2,127,698
5,261	Total Real Estate Investment Trust				5,102,430
	Real Estate Management & Development - 1.8% (1.2% of Total Investments)
1,861	Capital Automotive LP, Term Loan, Second Lien	6.000%	4/30/20	B1	1,889,367
1,586	Capital Automotive LP, Term Loan, Tranche B1	4.000%	4/10/19	Ba2	1,579,943
3,447	Total Real Estate Management & Development				3,469,310
	Semiconductors & Semiconductor Equipment - 2.3% (1.6% of Total Investments)
499	Avago Technologies, Term Loan B	3.750%	5/06/21	BBB-	497,859
1,970	Freescale Semiconductor, Inc., Term Loan, Tranche B4	4.250%	2/28/20	B1	1,946,410
990	Freescale Semiconductor, Inc., Term Loan, Tranche B5	5.000%	1/15/21	B1	990,413
976	NXP Semiconductor LLC, Term Loan D	3.250%	1/11/20	BB+	967,923
4,435	Total Semiconductors & Semiconductor Equipment				4,402,605
	Software - 9.5% (6.5% of Total Investments)
1,608	Attachmate Corporation, Term Loan, First Lien	7.250%	11/22/17	BB-	1,610,312
894	Blackboard, Inc., Term Loan B3	4.750%	10/04/18	B+	896,226
958	BMC Software, Inc., Initial Term Loan	5.000%	9/10/20	B1	947,220
966	Emdeon Business Services LLC, Term Loan B2	3.750%	11/02/18	BB-	959,083
901	Epicor Software Corporation,Term Loan, B2	4.000%	5/16/18	Ba3	895,612
953	Explorer Holdings, Inc., Term Loan	6.000%	5/02/18	B+	953,550
3,059	Infor Global Solutions Intermediate Holdings, Ltd., Term Loan B5	3.750%	6/03/20	Ba3	3,017,927
600	Micro Focus International PLC, Term Loan B, WI/DD	TBD	TBD	BB-	581,400
900	Micro Focus International PLC, Term Loan C, WI/DD	TBD	TBD	BB-	873,000
2,694	Misys PLC, Term Loan B, First Lien	5.000%	12/12/18	B+	2,701,433
872	SunGard Data Systems, Inc., Term Loan E	4.000%	3/08/20	BB	868,967
708	Vertafore, Inc., Term Loan, First Lien	4.250%	10/03/19	B+	705,095
1,000	Vertafore, Inc., Term Loan, Second Lien	9.750%	10/27/17	CCC+	1,008,125
2,244	Zebra Technologies Corporation, Term Loan B, First Lien, WI/DD	TBD	TBD	BB+	2,263,537
18,357	Total Software				18,281,487
	Specialty Retail - 0.8% (0.5% of Total Investments)
1,039	Jo-Ann Stores, Inc., Term Loan, First Lien	4.000%	3/16/18	B+	999,707
500	Pilot Travel Centers LLC, Term Loan B, First Lien	4.250%	9/30/21	BB	501,484
1,539	Total Specialty Retail				1,501,191
	Textiles, Apparel & Luxury Goods - 0.8% (0.5% of Total Investments)
1,493	Polymer Group, Inc., Initial Term Loan	5.250%	12/19/19	B2	1,493,430
	Trading Companies & Distributors - 1.9% (1.3% of Total Investments)
2,933	HD Supply, Inc., Term Loan	4.000%	6/28/18	B+	2,913,562
750	Neff Rental/Neff Finance Closing Date Loan, Second Lien	7.250%	6/09/21	CCC+	751,875
3,683	Total Trading Companies & Distributors				3,665,437
	Transportation Infrastructure - 0.3% (0.2% of Total Investments)
31	Ceva Group PLC, Canadian Term Loan	6.500%	3/19/21	B2	29,646
180	Ceva Group PLC, Dutch B.V., Term Loan	6.500%	3/19/21	B2	171,945
172	Ceva Group PLC, Synthetic Letter of Credit Term Loan	6.500%	3/19/21	B2	163,871
248	Ceva Group PLC, US Term Loan	6.500%	3/19/21	B2	237,166
631	Total Transportation Infrastructure				602,628
	Wireless Telecommunication Services - 1.3% (0.9% of Total Investments)
2,463	Fairpoint Communications, Inc., Term Loan B	7.500%	2/11/19	B	2,487,125
$ 233,680	Total Variable Rate Senior Loan Interests (cost $231,179,019)				231,677,490

Shares	Description (1)				Value
	COMMON STOCKS - 0.6% (0.4% of Total Investments)
	Diversified Consumer Services - 0.6% (0.4% of Total Investments)
39,749	Cengage Learning Holdings II LP				$ 1,112,972
	Total Common Stocks (cost $1,286,905)				1,112,972

Principal
Amount (000)	Description (1)	Coupon	Maturity	Ratings (3)	Value
	CORPORATE BONDS - 19.8% (13.5% of Total Investments)
	Commercial Services & Supplies - 0.9% (0.6% of Total Investments)
$ 1,650	NES Rental Holdings Inc., 144A	7.875%	5/01/18	CCC+	$ 1,711,875
	Communications Equipment - 0.1% (0.1% of Total Investments)
250	Avaya Inc., 144A	10.500%	3/01/21	CCC+	219,063
	Containers & Packaging - 0.4% (0.3% of Total Investments)
700	Reynolds Group	9.875%	8/15/19	CCC+	760,375
	Diversified Telecommunication Services - 1.4% (1.0% of Total Investments)
750	IntelSat Limited	7.750%	6/01/21	B-	783,750
1,300	IntelSat Limited	8.125%	6/01/23	B-	1,381,250
500	Level 3 Communications Inc.	11.875%	2/01/19	B	538,750
2,550	Total Diversified Telecommunication Services				2,703,750
	Health Care Equipment & Supplies - 1.5% (1.0% of Total Investments)
2,700	Kinetic Concepts	10.500%	11/01/18	B-	2,976,750
	Health Care Providers & Services - 1.3% (0.9% of Total Investments)
1,350	IASIS Healthcare Capital Corporation	8.375%	5/15/19	CCC+	1,424,250
1,000	Truven Health Analtyics Inc.	10.625%	6/01/20	CCC+	1,070,000
2,350	Total Health Care Providers & Services				2,494,250
	Media - 3.9% (2.7% of Total Investments)
3,585	Clear Channel Communications, Inc.	9.000%	12/15/19	CCC+	3,623,091
2,089	Clear Channel Communications, Inc.	14.000%	2/01/21	CCC-	1,817,457
1,000	Clear Channel Communications, Inc.	9.000%	3/01/21	CCC+	1,000,000
600	Expo Event Transco Inc., 144A	9.000%	6/15/21	B-	619,500
500	McGraw-Hill Global Education Holdings	9.750%	4/01/21	BB	565,000
7,774	Total Media				7,625,048
	Oil, Gas & Consumable Fuels - 1.1% (0.7% of Total Investments)
2,000	Chaparral Energy Inc.	9.875%	10/01/20	B-	2,110,000
	Pharmaceuticals - 2.4% (1.7% of Total Investments)
1,000	Jaguar Holding Company I, 144A	9.375%	10/15/17	CCC+	1,023,750
2,000	Valeant Pharmaceuticals International, 144A	7.000%	10/01/20	B1	2,095,000
500	Valeant Pharmaceuticals International, 144A	7.250%	7/15/22	B1	527,500
1,000	VPII Escrow Corporation, 144A	7.500%	7/15/21	B1	1,070,000
4,500	Total Pharmaceuticals				4,716,250
	Professional Services - 0.3% (0.2% of Total Investments)
500	Ceridian Corporation, 144A	8.125%	11/15/17	CCC	500,000
	Semiconductors & Semiconductor Equipment - 0.2% (0.1% of Total Investments)
250	Advanced Micro Devices, Inc.	7.750%	8/01/20	B	235,000
166	Advanced Micro Devices, Inc.	7.500%	8/15/22	B	151,890
416	Total Semiconductors & Semiconductor Equipment				386,890
	Software - 2.4% (1.6% of Total Investments)
580	BMC Software Finance Inc., 144A	8.125%	7/15/21	CCC+	555,350
450	Boxer Parent Company Inc./BMC Software, 144A	9.000%	10/15/19	CCC+	403,596
2,550	Infor Us Inc.	11.500%	7/15/18	B-	2,817,747
750	Infor Us Inc.	9.375%	4/01/19	B-	815,625
4,330	Total Software				4,592,318
	Specialty Retail - 0.3% (0.2% of Total Investments)
500	99 Cents Only Stores	11.000%	12/15/19	CCC+	541,250
	Trading Companies & Distributors - 0.6% (0.4% of Total Investments)
1,000	HD Supply Inc.	11.500%	7/15/20	CCC+	1,165,000
	Wireless Telecommunication Services - 3.0% (2.0% of Total Investments)
500	FairPoint Communications Inc., 144A	8.750%	8/15/19	B	527,500
3,000	Sprint Corporation, 144A	7.875%	9/15/23	BB-	3,247,500
500	Sprint Corporation, 144A	7.125%	6/15/24	BB-	513,750
1,250	T-Mobile USA Inc.	6.250%	4/01/21	BB	1,304,688
75	T-Mobile USA Inc.	6.731%	4/28/22	BB	79,313
75	T-Mobile USA Inc.	6.836%	4/28/23	BB	79,313
5,400	Total Wireless Telecommunication Services				5,752,064
$ 36,620	Total Corporate Bonds (cost $36,318,964)				38,254,883
	Total Long-Term Investments (cost $268,784,888)				271,045,345

Principal
Amount (000)	Description (1)	Coupon	Maturity		Value
	SHORT-TERM INVESTMENTS - 6.1% (4.2% of Total Investments)
$ 11,846	Repurchase Agreement with Fixed Income Clearing Corporation, dated 10/31/14, repurchase price $11,846,406, collateralized by $11,995,000 U.S. Treasury Notes, 2.125%, due 9/30/21, value $12,084,963	0.000%	11/03/14		$ 11,846,406
	Total Short-Term Investments (cost $11,846,406)				11,846,406
	Total Investments (cost $280,631,294) - 146.2%				282,891,751
	Borrowings - (43.9)% (6), (7)				(85,000,000)
	Other Assets Less Liabilities - (2.3)% (8)				(4,377,503)
	Net Assets Applicable to Common Shares - 100%				$ 193,514,248

Investments in Derivatives as of October 31, 2014

Interest Rate Swaps outstanding:

		Fund			Fixed Rate		Unrealized
	Notional	Pay/Receive		Fixed Rate	Payment	Termination	Appreciation
Counterparty	Amount	Floating Rate	Floating Rate Index	(Annualized)	Frequency	Date	(Depreciation) (8)
Barclays Bank PLC	$17,500,000	Receive	1-Month USD-LIBOR-BBA	1.143%	Monthly	9/15/16	$ (199,746)
Morgan Stanley	17,500,000	Receive	1-Month USD-LIBOR-BBA	1.659	Monthly	9/15/18	(226,782)
	$35,000,000						$ (426,528)

Credit Default Swaps outstanding:

								Unrealized
		Buy/Sell	Current	Notional	Fixed Rate	Termination		Appreciation
Counterparty	Referenced Entity	Protection (9)	Credit Spread (10)	Amount	(Annualized)	Date	Value	(Depreciation) (8)
Barclays PLC	Darden Restaurant’s, Inc.	Buy	1.88%	$2,000,000	1.000%	12/20/19	$ 80,239	$ 26,014
Morgan Stanley	Avon Products, Inc.	Buy	8.96	2,000,000	1.000	12/20/19	276,728	95,566
				$4,000,000			$ 356,967	$ 121,580

Fair Value Measurements

Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.

Level 1 – Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.

Level 2 – Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3 – Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).

The inputs or methodologies used for valuing securities are not an indication of the risks associated with investing in those securities. The following is a summary of the Fund’s fair value measurements as of the end of the reporting period:

	Level 1	Level 2	Level 3	Total
Long-Term Investments:
Variable Rate Senior Loan Interests	$ –	$ 231,677,490	$ –	$ 231,677,490
Common Stocks	1,112,972	–	–	1,112,972
Corporate Bonds	–	38,254,883	–	38,254,883
Short-Term Investments:
Repurchase Agreements	–	11,846,406	–	11,846,406
Investments in Derivatives:
Interest Rate Swaps*	–	(426,528)		(426,528)
Credit Default Swaps*	–	121,580	–	121,580
Total	$ 1,112,972	$ 281,473,831	$ –	$ 282,586,803
*Represents net unrealized appreciation (depreciation).

Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recognizing certain gains and losses on investment transactions and recognition of premium amortization. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts on the Statement of Assets and Liabilities presented in the annual report, based on their federal tax basis treatment; temporary differences do not require reclassification. Temporary and permanent differences do not impact the net asset value of the Fund.

As of October 31, 2014, the cost of investments (excluding investments in derivatives) was $280,770,375.

Gross unrealized appreciation and gross unrealized depreciation of investments (excluding investments in derivatives) as of October 31, 2014, were as follows:

Gross unrealized:
Appreciation				$ 3,836,406
Depreciation				(1,715,030)

Net unrealized appreciation (depreciation) of investments				$ 2,121,376

For Fund portfolio compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications into sectors for reporting ease.

(1)	All percentages shown in the Portfolio of Investments are based on net assets applicable to common shares unless otherwise noted.

(2)

Senior loans generally are subject to mandatory and/or optional prepayment. Because of these mandatory prepayment conditions and because there may be significant economic incentives for a borrower to prepay, prepayments of senior loans may occur. As a result, the actual remaining maturity of senior loans held may be substantially less than the stated maturities shown.

(3)

Ratings: Using the highest of Standard & Poor’s Group (“Standard & Poor’s”), Moody’s Investors Service, Inc. (“Moody’s”) or Fitch, Inc. (“Fitch”) rating. Ratings below BBB by Standard & Poor’s, Baa by Moody’s or BBB by Fitch are considered to be below investment grade. Holdings designated N/R are not rated by any of these national rating agencies.

(4)

Senior loans generally pay interest at rates which are periodically adjusted by reference to a base short-term, floating lending rate plus an assigned fixed rate. These floating lending rates are generally (i) the lending rate referenced by the London Inter-Bank Offered Rate (“LIBOR”), or (ii) the prime rate offered by one or more major United States banks. Senior loans may be considered restricted in that the Fund ordinarily is contractually obligated to receive approval from the agent bank and/or borrower prior to the disposition of a senior loan. The rate shown is the coupon as of the end of the reporting period.

(5)

Investment, or portion of investment, represents an unfunded senior loan commitment outstanding. As of the end of the reporting period the Fund had unfunded senior loan commitments outstanding of $797,782.

(6)	Borrowings as a percentage of Total Investments is 30.0%.

(7)

The Fund segregates 100% of its eligible investments (excluding any investments separately pledged as collateral for specific investments in derivatives, when applicable) in the Portfolio of Investments as collateral for Borrowings.

(8)	Other Assets Less Liabilities includes the Unrealized Appreciation (Depreciation) of derivative instruments as listed within Investments in Derivatives as of the end of the reporting period.

(9)

The Fund entered into the credit default swap to gain investment exposure to the referenced entity. Selling protection has a similar credit risk position to owning that referenced entity. Buying protection has a similar credit risk position to selling the referenced entity short.

(10)

The credit spread generally serves as an indication of the current status of the payment/performance risk and therefore the likelihood of default of the credit derivative. The credit spread also reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into a credit default swap contract. Higher credit spreads are indicative of a higher likelihood of performance by the seller of protection.

DD1	Portion of investment purchased on a delayed delivery basis.

WI/DD	Purchased on a when-issued or delayed delivery basis.

144A

Investment is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These investments may only be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers.

TBD

Senior loan purchased on a when-issued or delayed-delivery basis. Certain details associated with this purchase are not known prior to the settlement date of the transaction. In addition, senior loans typically trade without accrued interest and therefore a coupon rate is not available prior to settlement. At settlement, if still unknown, the borrower or counterparty will provide the Fund with the final coupon rate and maturity date.

USD-LIBOR-BBA	United States Dollar — London Inter-Bank Offered Rate British Bankers’ Association.

Item 2. Controls and Procedures.

a.                The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR 240.13a-15(b) or 240.15d-15(b)).

b.                There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)), exactly as set forth below: EX-99 CERT Attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Nuveen Short Duration Credit Opportunities Fund

By (Signature and Title)	/s/ Kevin J. McCarthy
Kevin J. McCarthy
Vice President and Secretary

Date: December 30, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Gifford R. Zimmerman
Gifford R. Zimmerman
Chief Administrative Officer (principal executive officer)

Date: December 30, 2014

By (Signature and Title)	/s/ Stephen D. Foy
Stephen D. Foy
Vice President and Controller (principal financial officer)

Date: December 30, 2014